Summary of significant accounting policies - Useful Life of Property, plant and equipment (Details)	Dec. 31, 2023
Fixtures, fitting and equipment
Property, Plant and Equipment
Useful life (in years)	5 years
Computer hardware and software
Property, Plant and Equipment
Useful life (in years)	3 years